Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
10.
Earnings per share

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Basic earnings per share

The calculation of basic earnings per share is based on:

	31.12.2023	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	RMB’000	US$’000
Profit attributable to equity holders of the Company	285,518	323,055	537,390	77,626
Weighted average number of ordinary shares *	40,858,290	39,325,763	37,518,322	37,518,322

Diluted earnings per share

The weighted average number of ordinary shares adjusted for the effect of unissued ordinary shares under the equity incentive plan of the Company is determined as follows:

	31.12.2023	31.12.2024	31.12.2025
Weighted average number of shares issued, used in the calculation of basic earnings per share	40,858,290	39,325,763	37,518,322
Diluted effect of share options	—	—	—
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	39,325,763	37,518,322

* The weighted average number of ordinary shares for 2024 and 2025 takes into account the weighted average effect of changes in treasury shares transactions incurred in 2024.

In 2025, 820,000 (2024: Nil; 2023: 270,000) outstanding share options granted to employees under the Company’s equity incentive plan have not been included in the calculation of diluted earnings per share because they are anti-dilutive.